Schedule of long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Accrued interest on debt	$ 1,546	$ 848
Subtotal	16,270	15,257
Less current portion	(508)	(340)
Long-term debt	15,762	14,917
Longterm Debt One [Member]
IfrsStatementLineItems [Line Items]
Debt	13,961	13,961
Longterm Debt Two [Member]
IfrsStatementLineItems [Line Items]
Debt	207	448
Longterm Debt Three [Member]
IfrsStatementLineItems [Line Items]
Debt	$ 556